Shareholder Report, Holdings (Details) - C000111140	Aug. 31, 2026
Top10HoldingFederal National Mortgage Assn.BNY-31418DXK3
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Top10HoldingFederal Home Loan MortgageBNY-3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Top10HoldingGovernment National Mortgage Assn.BNY-21H042695
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Top10HoldingUMBSBNY-01F050692
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Other0BNY-01F050692
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
0BNY-01F050692
Holdings [Line Items]
Percent of Net Asset Value	103.60%